Shareholders' equity - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	723,051	1,207,908	1,587,310
Number of stock options outstanding and exercisable (in shares)	344,248	261,252
Weighted average remaining contractual life	2 years 10 months 24 days	3 years 10 months 2 days
$3.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	0	26,080
Number of stock options outstanding and exercisable (in shares)	0	23,299
Weighted average remaining contractual life	0 years	6 months
$3.01 - $5.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 3.01
$3.01 - $5.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 5.00
$5.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	67,012	74,224
Number of stock options outstanding and exercisable (in shares)	60,539	51,881
Weighted average remaining contractual life	5 months 26 days	1 year 5 months 26 days
$5.01 - $7.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 5.01
$5.01 - $7.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 7.00
$7.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	210,125	249,500
Number of stock options outstanding and exercisable (in shares)	53,001	0
Weighted average remaining contractual life	4 years	5 years
$7.01 - $9.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 7.01
$7.01 - $9.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 9.00
$9.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	107,039	219,382
Number of stock options outstanding and exercisable (in shares)	66,270	104,313
Weighted average remaining contractual life	1 year 11 months 4 days	2 years 11 months 4 days
$9.01 - $12.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 9.01
$9.01 - $12.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 12.00
$12.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	55,000	55,000
Number of stock options outstanding and exercisable (in shares)	17,190	0
Weighted average remaining contractual life	3 years 9 months	4 years 9 months
$12.01 - $15.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 12.01
$12.01 - $15.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 15.00
$15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	157,897	183,106
Number of stock options outstanding and exercisable (in shares)	79,105	45,808
Weighted average remaining contractual life	3 years	4 years
$15.01 - $18.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 15.01
$15.01 - $18.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 18.00
$18.01 - $20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	22,856	285,711
Number of stock options outstanding and exercisable (in shares)	10,012	0
Weighted average remaining contractual life	3 years	4 years 2 months 23 days
$18.01 - $20.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 18.01
$18.01 - $20.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 20.00
$20.01 - $27.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	103,122	114,905
Number of stock options outstanding and exercisable (in shares)	58,131	35,951
Weighted average remaining contractual life	2 years 7 months 9 days	3 years 7 months 9 days
$20.01 - $27.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 20.01
$20.01 - $27.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 27.00